Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Line Items]
Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position	Amounts recognized in the Consolidated Statements of Financial Position

	2022	2021
Right-of-use assets
Offices	3,934	3,915
	3,934	3,915

	2022	2021
Lease liabilities
Current	686	502
Non-current	3,393	3,426
	4,079	3,928

Summary of Lease Amounts Recognized in Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2022	2021
Amortization of right-of-use assets
Offices	518	453
	518	453
Interest charges for lease liabilities (included within Finance Costs line item)	177	142
Leases expense for short-term leases (included within General and administrative expense line item)	332	173